Dreyfus
Stock
Index Fund
Annual Report


December 31, 1997

Dreyfus Stock Index Fund
--------------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:
   We are pleased to provide you with this annual report for the Dreyfus Stock Index Fund, for the fiscal year ended December 31, 1997. Over the period, your Fund produced a total return of 32.96%.* This compares with a return of 33.35%** for the Standard & Poor's 500 Composite Stock Price Index, which the Fund is designed to mirror. The difference is accounted for by commissions and other Fund expenses.

Economic Review

   In 1997, the U.S. economy put in its best growth performance of this business cycle to date. In tandem, the labor market tightened markedly, marginally boosting wage inflation towards year end. Yet price inflation decelerated and bond yields fell. Although corporate profit growth was robust for much of the year, strains began to appear in the second half in some sectors. The Federal Reserve Board (the "Fed") tightened credit early in the year, then subsequently stayed on hold, torn between strong economic reports at home and worsening financial crises overseas. While the problems overseas may slow the U.S. economy somewhat in 1998, incoming evidence indicates little adverse impact on economic activity to date.

   Real Gross Domestic Product ("GDP") grew 3.8% in 1997, its best annual growth since 1988. Almost all the major sectors contributed to growth. Households enjoyed rising real incomes as wage increases outpaced price inflation. Moderate interest rates buoyed housing demand. Tightening factory capacity boosted capital spending, and until late in the year, steady foreign growth kept exports robust. That all these sectors grew simultaneously in a late phase of the business cycle was unusual. The year 1997 also saw a dramatic narrowing of the Federal budget deficit. It is likely that the associated drop in Federal borrowing boosted the supply of credit available to the private sector.

   As mentioned, overall corporate profit growth rebounded in 1997, after slowing in 1996. Profits from domestic sources generally did well. However, profits from international sources began to show strains in the second half, impacted by the rising dollar and by financial stresses overseas. More recently, profits at some companies have been slowed by price weakness.

   Economic data this winter show the economy still quite strong, although some leading statistics have begun to signal somewhat slower economic growth for 1998. First, recently slowing export orders and rising import orders imply a widening trade deficit. Second, the number of announced layoffs has begun to rise, indicating some future easing of labor market pressures. Once these leading indicators actually show up in a slowing of the economy, market expectations may shift to anticipate the possibility of a move by the Fed to ease credit. At the start of 1998, there was uncertainty about both the severity of Asian stresses and their impact on the U.S. economy.

Market Overview

   By virtually every measurement, 1997 was a historically favorable year for stocks. The 12-month gains, despite setbacks along the way, were impressive. However, the year ended on a note of uncertainty with no assurance that the gains of 1997 could be repeated in 1998.

   Index figures (price changes only,  without including income) tell the story:
For the 12 months  ended  December 31, 1997,  the Dow Jones  Industrial  Average
(DJIA) rose by 22.64%, the broader Standard & Poor's 500 Composite Stock Price Index was up 31.01%, the Nasdaq Composite up 21.64% and the Russell 2000, representing small capitalization stocks, gained 20.52%.

   The economic background, at least until October when Asia's troubles surfaced, was clearly favorable. So much so that economic commentators talked of the "Goldilocks economy" -- not too hot and not too cold. Unemployment was low, industrial production and other output measures continued to grow, yet price and wage inflation were not problems. By the end of the year, there was even talk that the next economic problem might be a touch of deflation.

   The market began the year by rebounding from earlier weakness. The signs in the market and the economy were so bullish that Fed Chairman Alan Greenspan warned against "irrational exuberance," then followed that up on March 25 with an increase in short-term interest rates. That cooled off the stock market temporarily, but not for long. By early August, major stock market averages reached all-time record highs.

   As summer turned into autumn, however, doubts began to appear. There were worries about the profit outlook and worries that inflation might resume. The biggest negative influences, however, were the financial setbacks in Asia, starting with Thailand, Malaysia, the Philippines, Hong Kong and Indonesia, then spreading to South Korea and Japan. This raised questions for American investors about how our export orders might be affected, how the profits of U.S. multinationals would fare, and whether devaluation of Asian currencies would cause a flood of cheaper imported goods into the U.S.

   In view of these unsettling questions, it was impressive that the damage to U.S. stocks by year-end was comparatively limited. On October 27, the DJIA sank to 7161.15, a one-day loss of 7.18%, the worst since the big market sinking spell of ten years earlier. Yet by the end of the year, the Dow had bounced back to 7908.25, with other major indices and averages following suit.

   For much of the year, large capitalization companies were in favor, though small caps staged an impressive rally in midyear. Among the best-performing industry groups were banks and other financial stocks, broadcasting, advertising, airlines, home construction and trucking. Consumer software, precious metals (particularly gold) and heavy industrial materials were among the laggards.

   A feature of the year was mergers and acquisitions that were the driving force for some key stocks, particularly in the communications, finance and broadcasting industries. The merger pace was such that it seemed likely to carry over into 1998.

   The boom of 1997 gave rise to such terms as "new era" and "new paradigm" to describe the phenomenon of a stock market making new highs for three years in a row. Yet the clouds that appeared on the horizon late in the year place the burden of proof for 1998 on the "new era" advocates.

   We thank you for allowing us to invest assets on your behalf.

                                                     Sincerely,

                                                     /s/ Steven Falci

                                                     Steven Falci
                                                     Portfolio Manager
January 18, 1998
New York, N.Y.


* Total return includes reinvestment of dividends and any capital gains paid. The Fund's performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

** SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.

Dreyfus Stock Index Fund                                      December 31, 1997
-------------------------------------------------------------------------------

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS STOCK INDEX FUND
            AND THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX

$34,885
Standard & Poor's 500
Composite Stock
Price Index*

                                     Dollars
$33,704
Dreyfus Stock
Index Fund
*
*Source: Lipper Analytical Services, Inc.
Average Annual Total Returns
--------------------------------------------------------------------------------

                   One Year Ended               Five Years Ended         From Inception (9/29/89)
                  December 31, 1997             December 31, 1997          to December 31, 1997
                 ------------------         -----------------------       ----------------------
                        32.96%                       19.70%                       15.85%

--------------------------------------------------------------------------------
Past performance is not predictive of future performance.

The Portfolio's performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.


The above graph compares a $10,000 investment made in Dreyfus Stock Index Fund on 9/29/89 (Inception Date) to a $10,000 investment made in the Standard & Poor's 500 Composite Stock Price Index on that date. For comparative purposes, the value of the Index on 9/30/89 is used as the beginning value on 9/29/89. All dividends and capital gain distributions are reinvested.


The Fund's performance shown in the line graph takes into account all applicable fees and expenses of the Fund. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted, unmanaged index of overall stock market performance, which does not take into account charges, fees and other expenses. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

Dreyfus Stock Index Fund
--------------------------------------------------------------------------------
Statement of Investments                                      December 31, 1997

  Shares     COMMON STOCKS--97.5%              Value
  ---------                             -----------------
             Basic Industries--3.9%
   26,400    Air Products & Chemicals..  $   2,171,400
    9,800    Armstrong World Industries        732,550
   24,800    Avery Dennison............      1,109,800
    7,300    Ball......................        257,781
   12,800    Bemis.....................        564,000
   13,400    Boise Cascade.............        405,350
    7,000    Centex....................        440,562
   23,100    Champion International....      1,046,718
   30,900    Crown Cork & Seal.........      1,548,862
   54,900    Dow Chemical..............      5,572,350
  272,400    duPont (E.I.) de Nemours & Co  16,361,025
   18,900    Eastman Chemical..........      1,125,731
   34,800    Engelhard.................        604,650
    9,000 (a)FMC.......................        605,812
   20,200    Fluor.....................        754,975
   50,900    Fort James................      1,946,925
   41,300    Fortune Brands............      1,530,681
   22,000    Georgia Pacific...........      1,336,500
   17,500    Grace (W.R.)..............      1,407,656
   14,400    Great Lakes Chemical......        646,200
   23,900    Hercules..................      1,196,493
   72,800    International Paper.......      3,139,500
    9,400    Kaufman & Broad Home......        210,912
   26,300    Louisiana Pacific.........        499,700
   39,700    Masco.....................      2,019,737
   25,200    Mead......................        705,600
  141,944    Monsanto..................      5,961,648
   32,100    Morton International......      1,103,437
   16,100    Nalco Chemical............        636,956
   33,800 (a)Owens-Illinois............      1,282,287
   43,200    PPG Industries............      2,467,800
    7,000    Potlach...................        301,000
   38,100    Praxair...................      1,714,500
   14,800    Rohm & Haas...............      1,417,100
   41,600    Sherwin-Williams..........      1,154,400
   24,100    Sigma-Aldrich.............        957,975
   23,900    Stone Container...........        249,456
   13,700    Temple-Inland.............        716,681
   41,000    Tenneco...................      1,619,500
   16,700    Union Camp................        896,581
   29,900    Union Carbide.............      1,283,831
   24,600    Westvaco..................        773,362
   48,000    Weyerhaeuser..............      2,355,000
   26,800    Willamette Industries.....        862,625
                                       ---------------
                                            73,695,609
                                       ---------------

             Capital Goods--22.0%
   52,900    AMP.......................      2,221,800
   17,600    Adobe Systems.............        726,000
   33,900 (a)Advanced Micro Devices....        608,081
    6,800    Aeroquip-Vickers..........        333,625
  136,300    AlliedSignal..............      5,307,181
   21,750 (a)Andrew....................        522,000
   30,700 (a)Apple Computer............        402,937
   87,800 (a)Applied Materials.........      2,644,975
   11,500    Autodesk..................        425,500
   70,500    Automatic Data Processing.      4,326,937
   50,700 (a)Bay Networks..............      1,296,018
  241,124    Boeing....................     11,800,005
    6,100    Briggs & Stratton.........        296,231
   47,600    Browning-Ferris Industries      1,761,200

  Shares     COMMON STOCKS (continued)        Value
 ---------                             -----------------
             Capital Goods (continued)
   38,000    Cabletron Systems......... $      570,000
   18,000    Case......................      1,087,875
   90,700    Caterpillar...............      4,404,618
  190,448    Cendant...................      6,546,650
   18,400 (a)Ceridian..................        842,950
    9,600    Cincinnati Milacron.......        249,000
  241,650 (a)Cisco Systems.............     13,471,987
   39,500    Cognizant.................      1,760,218
  182,097 (a)Compaq Computer...........     10,277,099
  131,525    Computer Associates
               International...........      6,954,384
   18,600 (a)Computer Sciences.........      1,553,100
   29,400    Cooper Industries.........      1,440,600
   11,050    Crane.....................        479,293
    9,200    Cummins Engine............        543,375
   28,300 (a)DSC Communications........        679,200
   11,500 (a)Data General..............        200,531
   60,700    Deere & Co................      3,539,568
   79,700 (a)Dell Computer.............      6,694,800
   19,800    Deluxe....................        683,100
   36,800 (a)Digital Equipment.........      1,361,600
   53,600    Dover.....................      1,936,300
   23,100    Dow Jones & Co............      1,240,181
   42,200    Dresser Industries........      1,769,762
   41,100    Dun & Bradstreet..........      1,271,531
   11,000    EG&G......................        228,937
  118,800 (a)EMC.......................      3,259,575
   18,600    Eaton.....................      1,660,050
  106,800    Emerson Electric..........      6,027,525
   36,300    Equifax...................      1,286,381
  103,300    First Data................      3,021,525
    9,800    Foster Wheeler............        265,212
   15,000    General Dynamics..........      1,296,562
  788,600    General Electric..........     57,863,525
   12,100    General Signal............        510,468
   43,350    Genuine Parts.............      1,471,190
   18,400    Goodrich (B.F.)...........        762,450
   12,000    Grainger (W.W.)...........      1,166,250
   11,900    Harnischfeger Industries..        420,218
   19,200    Harris....................        880,800
  250,500    Hewlett-Packard...........     15,656,250
   30,700    Honeywell.................      2,102,950
   28,500    ITT Industries............        894,187
   32,000    Ikon Office Solutions.....        900,000
   60,100    Illinois Tool Works.......      3,613,512
   39,950    Ingersoll-Rand............      1,617,975
  393,300    Intel.....................     27,629,325
  236,600    International Business
               Machines................     24,739,487
   30,000    Interpublic Group Cos.....      1,494,375
   20,200    Johnson Controls..........        964,550
   20,200 (a)KLA-Tencor................        780,225
   34,200 (a)LSI Logic.................        675,450
   46,700    Lockheed Martin...........      4,599,950
  154,598    Lucent Technologies.......     12,348,515
   13,400    McDermott International...        490,775
   50,700 (a)Micron Technology.........      1,318,200
  288,600 (a)Microsoft.................     37,301,550
  100,100    Minnesota Mining &
               Manufacturing...........      8,214,456
  143,400    Motorola..................      8,182,762
   38,900 (a)National Semiconductor....      1,008,968

Dreyfus Stock Index Fund
-------------------------------------------------------------------------------
Statement of Investments (continued)                          December 31, 1997

  Shares     COMMON STOCKS (continued)        Value
 ---------                             -----------------
             Capital Goods (continued)
   10,900    National Service Industries $     540,231
   63,100    Northern Telecommunications     5,615,900
   16,100    Northrop Grumman..........      1,851,500
   84,100 (a)Novell....................        630,750
  235,950 (a)Oracle....................      5,264,634
   12,800    Owens-Corning.............        436,800
   30,601    Pall......................        633,058
   30,700 (a)Parametric Technology.....      1,454,412
   26,950    Parker-Hannifin...........      1,236,331
   10,500    Perkin-Elmer..............        746,156
   34,800    Pitney Bowes..............      3,129,825
   20,700    Raychem...................        891,393
   56,900    Raytheon, Cl. B...........      2,873,450
   50,300    Rockwell International....      2,628,175
   18,700    Ryder System..............        612,425
   14,000    Safety-Kleen..............        384,125
   18,700    Scientific-Atlanta........        313,225
   58,900 (a)Seagate Technology........      1,133,825
   60,600    Service Corp. International     2,238,412
    6,000    Shared Medical Systems....        396,000
   44,400 (a)Silicon Graphics..........        552,225
   14,750    Snap-On...................        643,468
   21,400    Stanley Works.............      1,009,812
   88,800 (a)Sun Microsystems..........      3,540,900
   83,000 (a)3COM......................      2,899,812
   12,100    Tektronix.................        480,218
   43,600 (a)Tellabs...................      2,305,350
   92,300    Texas Instruments.........      4,153,500
   39,700    Textron...................      2,481,250
   36,200 (a)Thermo Electron...........      1,610,900
   13,200    Thomas & Betts............        623,700
   15,200    Timken....................        522,500
  128,300    Tyco International........      5,781,518
   42,100 (a)Unisys....................        584,137
   56,700    United Technologies.......      4,128,468
  109,200    Waste Management..........      3,003,000
   78,300    Xerox.....................      5,779,518
                                       ---------------
                                           409,995,245
                                       ---------------

             Consumer Cyclical--11.9%
   59,200    Albertson's...............      2,804,600
   38,200    Omnicom Group.............      1,618,725
   18,100    American Greetings, Cl. A.        708,162
   65,600    American Stores...........      1,348,900
   36,400 (a)AutoZone..................      1,055,600
   22,700    Black & Decker............        886,718
   23,900    Brunswick.................        724,468
  170,000    CBS.......................      5,004,375
   41,400    CVS.......................      2,652,187
   25,500 (a)Charming Shoppes..........        119,531
  162,400    Chrysler..................      5,714,450
   23,700    Circuit City Stores.......        842,831
   23,600    Clear Channel Communications    1,874,725
   84,000    Comcast, Cl. A ...........      2,651,250
   19,000    Cooper Tire and Rubber....        463,125
   51,200 (a)Costco Cos................      2,284,800
   25,100    Dana......................      1,192,250
   36,800    Darden Restaurants........        460,000
   52,400    Dayton Hudson.............      3,537,000
   26,900    Dillard's, Cl. A..........        948,225

  Shares     COMMON STOCKS (continued)        Value
 ---------                             -----------------
             Consumer Cyclical (continued)
  162,600    Disney (Walt).............$    16,107,562
   35,200    Donnelley (R.R.) & Sons...      1,311,200
   15,200    Echlin....................        550,050
   50,400 (a)Federated Department Stores     2,170,350
    8,700    Fleetwood Enterprises.....        369,206
  287,700    Ford Motor................     14,007,393
   17,700 (a)Fruit of the Loom, Cl. A..        453,562
   68,300    Gannett...................      4,221,793
   96,900    Gap.......................      3,433,893
  175,600    General Motors............     10,645,750
   14,500    Giant Food, Cl. A.........        488,468
   37,600    Goodyear Tire & Rubber....      2,392,300
    9,200    Great Atlantic & Pacific..        273,125
   17,000    Harcourt General..........        930,750
    7,500    Harland (John H.).........        157,500
   24,300 (a)Harrah's Entertainment....        458,662
   30,550    Hasbro....................        962,325
   60,200    Hilton Hotel..............      1,790,950
  175,850    Home Depot................     10,353,168
   28,000 (a)ITT.......................      2,320,500
    9,400    Jostens...................        216,787
  117,300 (a)K mart....................      1,356,281
    8,900    King World Productions....        513,975
   19,300    Knight-Ridder.............      1,003,600
   61,300 (a)Kroger....................      2,264,268
   65,400    Limited...................      1,667,700
   16,800    Liz Claiborne.............        702,450
    9,400    Longs Drug Stores.........        301,975
   41,900    Lowes.....................      1,998,106
   30,600    Marriott International....      2,119,050
   70,000    Mattel....................      2,607,500
   56,000    May Department Stores.....      2,950,500
   23,700    Maytag....................        884,306
  165,700    McDonald's................      7,912,175
   23,800    McGraw-Hill Cos...........      1,761,200
    8,900    Mercantile Stores.........        541,787
   12,900    Meredith..................        460,368
   43,100 (a)Mirage Resorts............        980,525
   21,400    Moore.....................        323,675
   69,500    NIKE, Cl. B...............      2,727,875
   17,600 (a)Navistar International....        436,700
   23,100    New York Times, Cl. A.....      1,527,487
   35,500 (a)Nextlevel Systems.........        634,562
   18,600    Nordstrom.................      1,122,975
   18,700    PACCAR....................        981,750
   59,900    Penney (J.C.).............      3,612,718
   15,200    Pep Boys-Manny, Moe & Jack        362,900
   11,198    Raytheon, Cl. A...........        552,201
   13,600 (a)Reebok International......        391,850
   29,600    Rite Aid..................      1,737,150
    8,800    Russell...................        233,750
   94,300    Sears, Roebuck & Co.......      4,267,075
    4,900    Springs Industries........        254,800
   14,600    Supervalu.................        611,375
   42,000    Sysco.....................      1,913,625
   39,300    TJX.......................      1,350,937
   29,700    TRW.......................      1,585,237
   25,500    Tandy.....................        983,343
  122,000 (a)Tele-Communications, Cl. A      3,408,375
  134,800    Time Warner...............      8,357,600
   23,100    Times Mirror, Cl. A.......      1,420,650

Dreyfus Stock Index Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                          December 31, 1997

  Shares     COMMON STOCKS (continued)        Value
 ---------                             -----------------
             Consumer Cyclical (continued)
   68,700 (a)Toys R Us................. $    2,159,756
   29,600    Tribune...................      1,842,600
   36,860    Tricon Global Restaurants.      1,071,243
  146,000 (a)US West Media Group.......      4,215,750
   30,300    V.F.......................      1,391,906
   85,001 (a)Viacom, Cl. B.............      3,522,228
  545,400    Wal-Mart Stores...........     21,509,212
  118,600    Walgreen..................      3,721,075
   31,700    Wendy's International.....        762,781
   18,000    Whirlpool.................        990,000
   35,900    Winn-Dixie Stores.........      1,568,381
   32,500 (a)Woolworth.................        662,187
                                       ---------------
                                           222,748,711
                                       ---------------

             Consumer Staples--11.5%
   13,500    Alberto-Culver, Cl. B.....        432,843
  118,400    Anheuser-Busch............      5,209,600
  134,913    Archer Daniels Midland....      2,925,925
   31,900    Avon Products.............      1,957,862
   16,600    Brown-Forman, Cl. B.......        917,150
   34,600    CPC International.........      3,728,150
  110,800    Campbell Soup.............      6,440,250
   24,900    Clorox....................      1,968,656
  597,400    Coca-Cola.................     39,801,775
   71,300    Colgate-Palmolive.........      5,240,550
  113,900    ConAgra...................      3,737,343
    8,900    Coors (Adolph), Cl. B.....        295,925
   55,600    Corning...................      2,064,150
   78,500    Eastman Kodak.............      4,773,781
   15,600    Ecolab....................        864,825
   38,500    General Mills.............      2,757,562
  134,800    Gillette..................     13,538,975
   88,900    Heinz (H.J.)..............      4,517,231
   34,400    Hershey Foods.............      2,130,650
   26,300    International Flavors
                & Fragrance............      1,354,450
   99,400    Kellogg...................      4,932,725
  134,100    Kimberly-Clark............      6,612,806
    1,933    NACCO Industries, Cl. A...        207,193
   38,300    Newell....................      1,627,750
  368,600    PepsiCo...................     13,430,862
  583,600    Philip Morris Cos.........     26,444,375
   15,900    Pioneer Hi-Bred International   1,705,275
   11,000    Polaroid..................        535,562
  325,300    Procter & Gamble..........     25,963,006
   33,100    Quaker Oats...............      1,746,025
   25,700    Ralston Purina Group......      2,388,493
   36,100    Rubbermaid................        902,500
  115,700    Sara Lee..................      6,515,356
   85,700    Seagram...................      2,769,181
   14,800    Tupperware................        412,550
   44,300    UST.......................      1,636,331
  154,200    Unilever, N.V.............      9,627,862
   24,500    Whitman...................        638,531
   28,000    Wrigley, (Wm) Jr..........      2,227,750
                                       ---------------
                                           214,981,786
                                       ---------------

             Energy--8.7%
   22,100    Amerada Hess..............      1,212,737
  118,200    Amoco.....................     10,061,775

  Shares     COMMON STOCKS (continued)        Value
 ---------                             -----------------
             Energy (continued)
   14,400    Anadarko Petroleum........  $     873,900
   21,800    Apache....................        764,362
   18,000    Ashland...................        966,375
   77,300    Atlantic Richfield........      6,193,662
   40,600    Baker Hughes..............      1,771,175
   42,490    Burlington Resources......      1,904,083
  157,700    Chevron...................     12,142,900
   25,500    Coastal...................      1,579,406
   13,300    Columbia Gas System.......      1,044,881
   23,000    Consolidated Natural Gas..      1,391,500
    4,900    Eastern Enterprises.......        220,500
   75,500    Enron.....................      3,137,968
  595,900    Exxon.....................     36,461,751
   62,900    Halliburton...............      3,266,868
    6,020    Helmerich & Payne.........        408,607
   11,500    Kerr-McGee................        728,093
  189,300    Mobil.....................     13,665,093
   11,700    Nicor.....................        493,593
    7,500    ONEOK.....................        302,812
   79,800    Occidental Petroleum......      2,339,137
   25,400 (a)Oryx Energy...............        647,700
   20,100    Pacific Enterprises.......        756,262
   11,400    Pennzoil..................        761,662
    8,400    Peoples Energy............        330,750
   63,400    Phillips Petroleum........      3,082,825
   20,800 (a)Rowan Cos.................        634,400
  516,400    Royal Dutch Petroleum, A.D.R   27,982,425
  119,200    Schlumberger..............      9,595,600
   20,700    Sonat.....................        947,025
   17,500    Sun ......................        736,093
  132,600    Texaco....................      7,210,125
   69,400    USX-Marathon Group........      2,342,250
   61,144    Union Pacific Resources Group   1,482,742
   59,500    Unocal....................      2,309,343
   13,000 (a)Western Atlas.............        962,000
   76,600    Williams Cos..............      2,173,525
                                       ---------------
                                           162,885,905
                                       ---------------

             Health Care--11.0%
   20,500 (a)ALZA......................        652,156
  185,300    Abbott Laboratories.......     12,148,731
   15,600    Allergan..................        523,575
  156,200    American Home Products....     11,949,300
   63,900    Amgen.....................      3,458,587
   13,800    Bard (C.R.)...............        432,112
   13,300    Bausch & Lomb.............        527,012
   67,300    Baxter International......      3,394,443
   29,400    Becton, Dickinson & Co....      1,470,000
   26,800    Biomet....................        686,750
   46,800 (a)Boston Scientific.........      2,146,950
  240,100    Bristol-Myers Squibb......     22,719,462
   26,100    Cardinal Health...........      1,960,762
  157,550    Columbia/HCA Healthcare...      4,667,418
   35,700    Guidant...................      2,222,325
   47,700    HBO & Co..................      2,289,600
   93,300 (a)HEALTHSOUTH...............      2,589,075
   39,400 (a)Humana....................        817,550
  320,500    Johnson & Johnson.........     21,112,937
  267,900    Lilly (Eli)...............     18,652,537
   17,700    Mallinckrodt Group........        672,600
   15,300    Manor Care................        535,500

Dreyfus Stock Index Fund
-------------------------------------------------------------------------------
Statement of Investments (continued)                          December 31, 1997

  Shares     COMMON STOCKS (continued)        Value
 ---------                             -----------------
             Health Care (continued)
  112,600    Medtronic.................$     5,890,387
  290,900    Merck & Co................     30,908,125
   10,500    Millipore.................        356,343
  311,300    Pfizer....................     23,211,306
  122,300    Pharmacia & Upjohn........      4,479,237
  176,500    Schering-Plough...........     10,965,062
   22,100    St. Jude Medical..........        674,050
   72,900 (a)Tenet Healthcare..........      2,414,812
   17,700    U.S. Surgical.............        518,831
   45,200    United Healthcare.........      2,245,875
   65,400    Warner-Lambert............      8,109,600
                                       ---------------
                                           205,403,010
                                       ---------------

             Interest Sensitive--16.9%
   36,099    Aetna.....................      2,547,235
   23,400    Ahmanson (H.F.) & Co......      1,566,337
  104,800    Allstate..................      9,523,700
  112,900    American Express..........     10,076,325
   59,815    American General..........      3,233,748
  168,900    American International Group   18,367,875
   40,250    Aon.......................      2,359,656
   33,000    BB&T......................      2,114,062
   35,100    BANKBOSTON................      3,297,206
  140,400    Banc One..................      7,625,475
   91,400    Bank of New York..........      5,284,062
  168,200    BankAmerica...............     12,278,600
   24,000    Bankers Trust New York....      2,698,500
   47,900    Barnett Banks.............      3,442,812
   12,800    Beneficial................      1,064,000
   17,800    CIGNA.....................      3,080,512
  102,000    Chase Manhattan...........     11,169,000
   41,500    Chubb.....................      3,138,437
   13,100    Cincinnati Financial......      1,843,825
  110,300    Citicorp..................     13,946,056
   25,400    Comerica..................      2,292,350
   45,300    Conseco...................      2,058,318
   48,700    CoreStates Financial......      3,899,043
   25,800    Countrywide Credit Industries   1,106,175
  255,500    Federal National Mortgage
               Association.............     14,579,468
   37,150    Fifth Third Bancorp.......      3,037,012
   71,200    First Chicago NBD.........      5,945,200
  151,200    First Union...............      7,749,000
   60,200    Fleet Financial Group.....      4,511,237
  167,400    Federal Home Loan Mortgage      7,020,337
   19,200    General Re................      4,070,400
   13,700    Golden West Financial.....      1,340,031
   32,700    Green Tree Financial......        856,331
   25,100    H&R Block.................      1,124,793
   28,400    Hartford Financial
                Services Group.........      2,657,175
   25,700    Household International...      3,278,356
   46,000    Huntington Bancshares.....      1,656,000
   17,100    Jefferson Pilot...........      1,331,662
   52,300    Keycorp...................      3,703,493
   24,600    Lincoln National..........      1,921,875
   27,700    Loews.....................      2,939,662
   21,500    MBIA......................      1,436,468
  120,725    MBNA......................      3,297,301
   27,500    MGIC Investment...........      1,828,750
   40,600    Marsh & McLennan..........      3,027,237

  Shares     COMMON STOCKS (continued)        Value
 ---------                             -----------------
             Interest Sensitive (continued)
   60,600    Mellon Bank...............  $   3,673,875
   79,800    Merrill Lynch & Co........      5,820,412
   43,100    Morgan (J.P.) & Co........      4,864,912
  141,367    Morgan Stanley, Dean Witter,
               Discover and Co.........      8,358,323
   51,800    National City.............      3,405,850
  171,490    NationsBank...............     10,428,735
  180,500    Norwest...................      6,971,812
   73,900    PNC Bank..................      4,216,918
   17,400    Progressive...............      2,085,825
   22,600    Providian Financial.......      1,021,237
    5,100    Pulte.....................        213,243
   13,200    Republic New York.........      1,507,275
   20,200    St. Paul Cos..............      1,657,662
   33,600    Safeco....................      1,638,000
   63,750    Schwab (Charles)..........      2,673,515
   38,700    State Street..............      2,251,856
   47,000    SunAmerica................      2,009,250
   51,500    SunTrust Banks............      3,675,812
   42,100    Synovus Financial.........      1,378,775
   33,300    Torchmark.................      1,400,681
   15,200    Transamerica..............      1,618,800
  275,524    Travelers Group...........     14,843,855
   26,700    USF&G.....................        589,068
   58,905    U.S. Bancorp..............      6,593,678
   33,600    UNUM......................      1,827,000
   49,100    Wachovia..................      3,983,237
   60,310    Washington Mutual.........      3,848,531
   21,200    Wells Fargo...............      7,196,075
                                       ---------------
                                           315,079,309
                                       ---------------

             Mining And Metals--.9%
   25,800 (a)ARMCO.....................        127,387
    8,300    ASARCO....................        186,231
   54,700    Alcan Aluminium...........      1,511,087
   42,332    Allegheny Teledyne........      1,095,340
   41,900    Aluminum Co. of America...      2,948,712
   89,800    Barrick Gold..............      1,672,525
   55,300    Battle Mountain Gold......        324,887
   27,100 (a)Bethlehem Steel...........        233,737
   22,500    Cyprus Amax Minerals......        345,937
   33,600    Echo Bay Mines............         81,900
   47,900    Freeport-McMoRan
                Copper, Cl. B..........        754,425
   35,300    Homestake Mining..........        313,287
   40,200    Inco......................        683,400
   11,800    Inland Steel Industries...        202,075
   37,619    Newmont Mining............      1,105,058
   21,200    Nucor.....................      1,024,225
   14,500    Phelps Dodge..............        902,625
   57,700    Placer Dome...............        732,068
   17,800    Reynolds Metals...........      1,068,000
   20,600    USX-U.S. Steel............        643,750
   23,300    Worthington Industries....        384,450
                                       ---------------
                                            16,341,106
                                       ---------------


             Transportation--1.3%
   22,100 (a)AMR.......................      2,839,850
   37,500    Burlington Northern Santa Fe    3,485,156
   52,500    CSX.......................      2,835,000

Dreyfus Stock Index Fund
-------------------------------------------------------------------------------
Statement of Investments (continued)                          December 31, 1997

  Shares     COMMON STOCKS (continued)        Value
 ---------                             -----------------
             Transportation (continued)
    9,400    Caliber System............  $     457,662
   17,700    Delta Air Lines...........      2,106,300
   27,700 (a)Federal Express...........      1,691,431
   79,200    Laidlaw...................      1,079,100
   90,800    Norfolk Southern..........      2,797,775
   52,700    Southwest Airlines........      1,297,737
   21,900 (a)USAir Group...............      1,368,750
   59,500    Union Pacific.............      3,715,031
                                       ---------------
                                            23,673,792
                                       ---------------

             Utilities--9.4%
  391,200    AT&T......................     23,961,000
   45,000    ALLTEL....................      1,847,812
  121,300 (a)Airtouch Communications...      5,041,531
   45,600    American Electric Power...      2,354,100
  132,400    Ameritech.................     10,658,200
   35,600    Baltimore Gas & Electric..      1,212,625
  186,980    Bell Atlantic.............     17,015,180
  238,800    BellSouth.................     13,447,425
   38,000    CINergy...................      1,455,875
   36,500    Carolina Power & Light....      1,548,968
   51,100    Central & Southwest.......      1,382,893
   56,600    Consolidated Edison.......      2,320,600
   34,900    DTE Energy................      1,210,593
   44,700    Dominion Resources........      1,902,543
   86,709    Duke Power................      4,801,510
   92,000    Edison International......      2,501,250
   58,100    Entergy...................      1,739,368
   43,900    FPL Group.................      2,598,331
   55,500    FirstEnergy...............      1,609,500
   39,500    Frontier..................        950,468
   29,100    GPU.......................      1,225,837
  230,300    GTE.......................     12,033,175
   68,739    Houston Industries........      1,834,472
  166,600    MCI Communications........      7,132,562
   34,800 (a)Niagara Mohawk Power......        365,400
   17,800    Northern States Power.....      1,036,850

  Shares     COMMON STOCKS (continued)        Value
 ---------                             -----------------
             Utilities (continued)
  105,600    PG&E......................  $   3,214,200
   39,800    PP&L Resources............        952,712
   53,600    PECO Energy...............      1,299,800
   71,300    PacifiCorp................      1,947,381
   55,900    Public Service Enterprise
               Group                         1,771,331
  220,089    SBC Communications........     16,121,519
  164,900    Southern..................      4,266,787
  103,700    Sprint....................      6,079,412
   57,930    Texas Utilities...........      2,407,715
  115,400    US West...................      5,207,425
   52,100    UniCom....................      1,602,075
   31,800    Union Electric............      1,375,350
  217,300 (a)WorldCom..................      6,573,325
                                       ---------------
                                           176,007,100
                                       ---------------
             TOTAL COMMON STOCKS
               (cost $1,405,058,129)... $1,820,811,573
                                       ===============

 Principal   ..........................
  Amount      SHORT-TERM INVESTMENTS--2.2%
----------
              U.S. Treasury Bills:
$ 9,567,000(b)4.93%, 1/8/98............      9,560,399
  15,911,000  5.08%, 1/22/1998.........     15,864,222
     863,000  5.25%, 2/26/1998.........        856,329
   7,821,000  5.22%, 3/5/1998..........      7,750,533
   1,050,000  5.23%, 3/12/1998.........      1,039,531
   6,335,000  5.11%, 4/2/1998..........      6,251,631
                                       ---------------
             TOTAL SHORT-TERM
              INVESTMENTS
               (cost $41,319,552)...... $   41,322,645
                                        ==============
TOTAL INVESTMENTS
  (cost $1,446,377,681)........   99.7% $1,862,134,218
                                ======= ==============
CASH AND RECEIVABLES (NET).....     .3% $    6,538,263
                                ======= ==============
NET ASSETS.....................  100.0% $1,868,672,481
                                ======= ==============


Notes to Statement of Investments:
-------------------------------------------------------------------------------

(a) Non-income producing.

(b) Partially held by the custodian in a segregated account as collateral for open financial future positions.



Statement of Financial Futures                                                                December 31, 1997

                                                                   Market Value                      Unrealized
                                                                      Covered                      (Depreciation)
Financial Futures Purchased                          Contracts     by Contracts      Expiration      at 12/31/97
------------------------                             --------      ------------       ---------     ------------
Standard & Poor's 500............................       175         $42,835,625       March '98       $(21,450)
                                                                                                      =========



                       See notes to financial statements.

Dreyfus Stock Index Fund
-------------------------------------------------------------------------------
Statement of Assets and Liabilities                           December 31, 1997

                                                                                                     Cost            Value
                                                                                               ---------------  ---------------
ASSETS:                       Investments in securities--See Statement of Investments           $1,446,377,681   $1,862,134,218
                              Cash.............................................                                       4,581,097
                              Dividends receivable.............................                                       2,476,805
                              Receivable for investment securities sold........                                         500,950
                              Receivable for futures variation margin--Note 4(a)                                          2,340
                              Prepaid expenses.................................                                           1,758
                                                                                                                ---------------
                                                                                                                  1,869,697,168
                                                                                                                ---------------

LIABILITIES:                  Due to The Dreyfus Corporation and affiliates....                                         389,845
                              Payable for investment securities purchased......                                         311,544
                              Accrued expenses.................................                                         323,298
                                                                                                                ---------------
                                                                                                                      1,024,687
                                                                                                                ---------------

NET ASSETS.....................................................................                                  $1,868,672,481
                                                                                                                ===============

REPRESENTED BY:               Paid-in capital..................................                                  $1,449,612,682
                              Accumulated undistributed investment income--net..                                        363,269
                              Accumulated net realized gain (loss) on investments                                     2,961,443
                              Accumulated net unrealized appreciation (depreciation)
                                on investments [including ($21,450) net unrealized
                                (depreciation) on financial futures]--Note 4(b).                                    415,735,087
                                                                                                                ---------------
NET ASSETS.....................................................................                                  $1,868,672,481
                                                                                                                ===============

SHARES OUTSTANDING
(200 million shares of $.001 par value Common Stock authorized)................                                     72,574,255

NET ASSET VALUE, offering and redemption price per share.......................                                         $25.75
                                                                                                                        ======

                       See notes to financial statements.

Dreyfus Stock Index Fund
-------------------------------------------------------------------------------
Statement of Operations                            Year Ended December 31, 1997

INVESTMENT INCOME


INCOME:                       Cash dividends (net of $142,574 foreign taxes
                                withheld at source)......................                  $22,913,978
                              Interest...................................                    3,677,781
                                                                                          ------------
                                Total Income.............................                                       $  26,591,759



EXPENSES:                     Management fee--Note 3(a)...................                   3,357,626
                              Registration fees..........................                      228,319
                              Professional fees..........................                      117,490
                              Directors' fees and expenses--Note 3(c).....                      45,456
                              Prospectus and shareholders' reports.......                       37,222
                              Shareholder servicing costs--Note 3(b)......                      16,455
                              Loan commitment fees--Note 2................                       9,720
                              Miscellaneous..............................                       28,862
                                                                                          ------------
                                Total Expenses...........................                                           3,841,150
                                                                                                                -------------



INVESTMENT INCOME--NET....................................................                                         22,750,609
                                                                                                                -------------



REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:
                              Net realized gain (loss) on investments....                   $20,868,260
                              Net realized gain (loss) on financial futures                  10,238,956
                                                                                           ------------
                                Net Realized Gain (loss).................                                          31,107,216
                              Net unrealized appreciation (depreciation) on
                                investments (including $245,720 net unrealized
                                appreciation on financial futures).......                                         301,610,317
                                                                                                                -------------





NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS...................                                         332,717,533
                                                                                                                -------------



NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................                                        $355,468,142
                                                                                                                =============




                       See notes to financial statements.

Dreyfus Stock Index Fund
-------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                                Year Ended         Year Ended
                                                                             December 31, 1997  December 31, 1996
                                                                             -----------------  -----------------
OPERATIONS:
   Investment income--net..................................................    $   22,750,609   $    11,787,770
   Net realized gain (loss) on investments................................         31,107,216        31,884,780
   Net unrealized appreciation (depreciation) on investments..............        301,610,317        67,782,146
                                                                              ---------------   ---------------

      Net Increase (Decrease) in Net Assets Resulting from Operations.....        355,468,142       111,454,696
                                                                              ---------------   ---------------

DIVIDENDS TO SHAREHOLDERS FROM:
   Investment income--net..................................................       (22,484,033)      (11,705,971)
   Net realized gain on investments.......................................        (52,209,539)      (12,675,130)
                                                                              ---------------   ---------------

      Total Dividends.....................................................        (74,693,572)      (24,381,101)
                                                                              ---------------   ---------------

CAPITAL STOCK TRANSACTIONS:
   Net proceeds from shares sold..........................................        968,080,279       520,828,128
   Dividends reinvested...................................................         74,693,572        24,381,101
   Cost of shares redeemed................................................       (268,834,713)     (131,010,511)
                                                                              ---------------   ---------------

      Increase (Decrease) in Net Assets from Capital Stock Transactions...        773,939,138       414,198,718
                                                                              ---------------   ---------------

         Total Increase (Decrease) in Net Assets..........................      1,054,713,708       501,272,313

NET ASSETS:
   Beginning of Period....................................................        813,958,773       312,686,460
                                                                              ---------------   ---------------
   End of Period..........................................................     $1,868,672,481   $   813,958,773
                                                                              ===============   ===============
Undistributed investment income--net.......................................    $      363,269   $        96,693
                                                                              ---------------   ---------------

                                                                                   Shares            Shares
                                                                              ---------------   ---------------
CAPITAL SHARE TRANSACTIONS:
   Shares sold............................................................         40,703,214        27,543,376
   Shares issued for dividends reinvested.................................          2,981,897         1,269,483
   Shares redeemed........................................................        (11,239,469)       (6,861,606)
                                                                              ---------------   ---------------

      Net Increase (Decrease) In Shares Outstanding.......................         32,445,642        21,951,253
                                                                              ===============   ===============


                       See notes to financial statements.

Dreyfus Stock Index Fund
-------------------------------------------------------------------------------
Financial Highlights

   Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                     Year Ended December 31,
                                                                          --------------------------------------------
PER SHARE DATA:                                                            1997     1996      1995     1994     1993
                                                                          ------   ------    ------   ------    ------
   Net asset value, beginning of period....................               $20.28   $17.20    $12.94   $13.20    $15.32
                                                                          ------   ------    ------   ------    ------
   Investment Operations:
   Investment income--net...................................                 .37      .39       .33      .32       .37
   Net realized and unrealized gain (loss) on investments..                 6.26     3.43      4.39     (.21)     1.04
                                                                          ------   ------    ------   ------    ------
   Total from Investment Operations........................                 6.63     3.82      4.72      .11      1.41
                                                                          ------   ------    ------   ------    ------
   Distributions:
   Dividends from investment income--net....................                (.37)    (.39)     (.33)    (.31)     (.34)
   Dividends in excess of investment income--net............                --        --        --       --       (.03)
   Dividends from net realized gain on investments.........                 (.79)    (.35)     (.13)     --      (3.00)
   Dividends in excess of net realized gain on investments.                  --       --        --      (.06)     (.16)
                                                                          ------   ------    ------   ------    ------
   Total Distributions.....................................                (1.16)    (.74)     (.46)    (.37)    (3.53)
                                                                          ------   ------    ------   ------    ------
   Net asset value, end of period.........................                $25.75   $20.28    $17.20   $12.94    $13.20
                                                                          ======   ======    ======   ======    ======
TOTAL INVESTMENT RETURN....................................                32.96%   22.54%    36.78%     .88%     9.33%
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets.................                  .28%     .30%      .39%     .40%      .40%
   Ratio of net investment income to average net assets....                 1.66%    2.24%     2.38%    2.57%     2.38%
   Decrease reflected in above expense ratios
      due to undertakings by the Manager...................                 --        --        .03%     .16%      .27%
   Portfolio Turnover Rate.................................                 3.53%   10.92%    11.95%    2.82%    71.71%
   Average commission rate paid*...........................               $.0291   $.0317       --       --        --
   Net Assets, end of period (000's Omitted)...............           $1,868,672 $813,959  $312,686  $96,806   $61,319

-------------------------------------------------------------------------------
* For the years beginning January 1, 1996, the Fund is required to disclose its average commisssion rate paid per share for purchases and sales of investment securities.


                       See notes to financial statements.

Dreyfus Stock Index Fund
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:
   Dreyfus Stock Index Fund (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. The Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard and Poor's 500 Composite Stock Price Index. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager and Mellon Equity Associates ("Mellon Equity"), an affiliate of Dreyfus, serves as the Fund's index manager. Boston Safe Deposit and Trust Company, an affiliate of Dreyfus, is the Fund's custodian. Dreyfus is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold without a sales charge.

   The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

   (a) Portfolio valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

   (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

   (c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

   (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Bank Line of Credit:

   The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended December 31, 1997, the Fund did not borrow under the Facility. NOTE 3--Management Fee and Other Transactions With Affiliates:

   (a) Pursuant to an Investment Advisory Agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .245 of 1% of the value of the Fund's average daily net assets, and is payable monthly. Dreyfus has agreed to pay Mellon Equity, a monthly fee at the annual rate of .095 of 1% of the value of the Fund's average daily net assets. Dreyfus had undertaken from January 1, 1997 until June 30, 1997 and thereafter until such a time as they give shareholders at least 180 days notice to the contrary that if in any full fiscal year the Fund's aggregate expenses (exclusive of brokerage commissions, transaction fees, commitment fees and extraordinary expenses) exceed an annual rate of .40 of 1% of the value of the Fund's average daily net assets, the Fund may deduct from the payments to be

Dreyfus Stock Index Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)


made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended December 31, 1997, there was no expense reimbursement pursuant to the Investment Advisory Agreement.

   (b) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses with respect to servicing and/or maintaining shareholder accounts. During the period ended December 31, 1997, the Fund was charged $15,500 pursuant to the Shareholder Services Plan.

   The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended December 31, 1997, the Fund was charged $340 pursuant to the transfer agency agreement.

   (c) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 4--Securities Transactions:

   (a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended December 31, 1997 amounted to $798,632,011 and $45,677,186, respectively.

   The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at December 31, 1997 and their related unrealized market depreciation are set forth in the Statement of Financial Futures.

   (b) At December 31, 1997, accumulated net unrealized appreciation on investments and financial futures was $415,735,087, consisting of $437,376,609 gross unrealized appreciation and $21,641,522 gross unrealized depreciation.

   At December 31, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Dreyfus Stock Index Fund
-------------------------------------------------------------------------------
Report of Independent Accountants

Shareholders and Board of Directors
Dreyfus Stock Index Fund:

   We have audited the accompanying statement of assets and liabilities of Dreyfus Stock Index Fund, including the statements of investments and financial futures, as of December 31, 1997, and the related statements of operations for the year then ended, and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Stock Index Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.




                                            COOPERS & LYBRAND L.L.P.

New York, New York
January 29, 1998






Important Tax Information (Unaudited)

   For Federal tax purposes the Fund hereby designates $.330 per share as a long-term capital gain distribution (of which 90.91% is subject to the 20% maximum Federal tax rate) of the $.480 per share paid on December 31, 1997 and also designates $.355 per share as a long-term capital gain distribution of the $.395 per share paid on September 2, 1997.

   Additionally, the Fund designates 76.29% of the ordinary dividends paid during the fiscal year ended December 31, 1997 as qualifying for the corporate dividends received deduction.

[Logo]
Dreyfus Stock Index Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Index Fund Manager
Mellon Equity Associates
500 Grant Street
Pittsburgh, PA 15258

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02108

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940


Printed in U.S.A.                     763AR9712